Financial Instrument Risk Management - Maturity Analysis for Insurance Contracts (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Insurance contract assets	$ 355	$ 184
Insurance contract liabilities	167,366	154,710
Reinsurance contracts held that are assets	6,318	5,794
Reinsurance contract held liabilities	1,825	1,623
Insurance
Disclosure of credit risk exposure [line items]
Insurance contract assets	355	184	$ 75
Insurance contract liabilities	147,269	135,669	131,294
Net insurance contract liabilities	146,914	135,485	131,219
Reinsurance contracts held
Disclosure of credit risk exposure [line items]
Insurance contract assets	6,318	5,794	6,115
Insurance contract liabilities	1,825	1,623	1,603
Net insurance contract liabilities	(4,493)	(4,171)	$ (4,512)
Reinsurance contracts held | Financial assets
Disclosure of credit risk exposure [line items]
Amounts payable on demand	(29)	(33)
Financial liabilities | Insurance
Disclosure of credit risk exposure [line items]
Amounts payable on demand	5,177	4,800
Estimates of PV of future cash flows
Disclosure of credit risk exposure [line items]
Insurance contract assets	5,676	4,840
Insurance contract liabilities	756,186	583,616
Net insurance contract liabilities	750,510	578,776
Reinsurance contracts held that are assets	13,024	12,208
Reinsurance contract held liabilities	5,290	5,533
Net reinsurance contract held assets	(7,734)	(6,675)
Estimates of PV of future cash flows | Due in 1 year or less
Disclosure of credit risk exposure [line items]
Insurance contract assets	633	463
Insurance contract liabilities	11,269	11,428
Net insurance contract liabilities	10,636	10,965
Reinsurance contracts held that are assets	847	520
Reinsurance contract held liabilities	110	140
Net reinsurance contract held assets	(737)	(380)
Estimates of PV of future cash flows | 1 Year to 2 Years
Disclosure of credit risk exposure [line items]
Insurance contract assets	332	323
Insurance contract liabilities	3,254	3,670
Net insurance contract liabilities	2,922	3,347
Reinsurance contracts held that are assets	652	54
Reinsurance contract held liabilities	99	83
Net reinsurance contract held assets	(553)	29
Estimates of PV of future cash flows | 2 Years to 3 Years
Disclosure of credit risk exposure [line items]
Insurance contract assets	272	276
Insurance contract liabilities	3,363	3,887
Net insurance contract liabilities	3,091	3,611
Reinsurance contracts held that are assets	685	69
Reinsurance contract held liabilities	101	88
Net reinsurance contract held assets	(584)	19
Estimates of PV of future cash flows | 3 Years to 4 Years
Disclosure of credit risk exposure [line items]
Insurance contract assets	263	248
Insurance contract liabilities	4,059	4,128
Net insurance contract liabilities	3,796	3,880
Reinsurance contracts held that are assets	707	105
Reinsurance contract held liabilities	104	91
Net reinsurance contract held assets	(603)	(14)
Estimates of PV of future cash flows | 4 Years to 5 Years
Disclosure of credit risk exposure [line items]
Insurance contract assets	241	225
Insurance contract liabilities	5,211	4,451
Net insurance contract liabilities	4,970	4,226
Reinsurance contracts held that are assets	728	130
Reinsurance contract held liabilities	107	95
Net reinsurance contract held assets	(621)	(35)
Estimates of PV of future cash flows | Over 5 Years
Disclosure of credit risk exposure [line items]
Insurance contract assets	3,935	3,305
Insurance contract liabilities	729,030	556,052
Net insurance contract liabilities	725,095	552,747
Reinsurance contracts held that are assets	9,405	11,330
Reinsurance contract held liabilities	4,769	5,036
Net reinsurance contract held assets	$ (4,636)	$ (6,294)